NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of non-controlling interests [Abstract]
Schedule of Non-controlling Interests

The continuity of non-controlling interests is summarized as follows:

	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	SX Gold	Total
Balance, April 1, 2016	$51,596	$4,231	$4,197	$(3,082)	$(3,921)	$53,021
Share of net income (loss)	11,247	756	(340)	186	(25)	11,824
Share of other comprehensive income (loss)	(2,703)	(141)	(193)	48	48	(2,941)
Distributions	(6,328)	(762)	-	-	-	(7,090)
Balance, March 31, 2017	$53,812	$4,084	$3,664	$(2,848)	$(3,898)	$54,814
Share of net income (loss)	10,230	1,313	(374)	341	392	11,902
Share of other comprehensive income (loss)	4,476	512	242	(38)	(48)	5,144
Distributions	(2,917)	-	-	-	-	(2,917)
Balance, March 31, 2018	$65,601	$5,909	$3,532	$(2,545)	$(3,554)	$68,943